ACCOUNTS RECEIVABLE AND CONTRACT ASSETS (Tables)	12 Months Ended
Mar. 31, 2019
ACCOUNTS RECEIVABLE AND CONTRACT ASSETS
Schedule of accounts receivable and contract assets

	As of	As of
	March 31, 2019	March 31, 2018
	USD	USD
Accounts receivable	140,639	—
Contract assets	278,000	—
	418,639	—